AXP(SM) New
                                                                     Dimensions
                                                                           Fund
                                                         2000 SEMIANNUAL REPORT


American Express (R) Funds

(icon of) ruler


AXP New Dimensions Fund seeks to provide shareholders with long-term growth of capital.

Fast-track Stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of AXPNew Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are poised to continue growing due to their superior management, marketing innovation and/or technological advances.

CONTENTS
From the Chairman                          3
From the Portfolio Manager                 3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chariman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Manager
A mid-period surge by the stock market set the stage for a double-digit gain by AXP New Dimensions during the first half of the fiscal year. For the six months -- August 1999 through January 2000 -- the Fund's Class A shares generated a total return (excluding the sales charge) of 17.55%. (A portion of the Fund's return came in the form of a capital gain, which was distributed to shareholders in December 1999 and reduced the Fund's net asset value by the same amount at that time.)

The stock market struggled early in the period, as concerns about higher interest rates, potentially higher inflation and the possible impact of the Y2K computer bug weighed on investors' minds. Thanks largely to the strength of the its technology-related holdings, the Fund fared better than the market as a whole, but it was still down about one percent through September.

STOCKS GET BACK ON TRACK
But by mid-October, buoyed by fresh reports still-low inflation, generally healthy corporate profits and growing excitement regarding the Internet, stocks were once again moving forward. Within weeks, the advance turned into a remarkable rally that kept gathering momentum through December and into the first few days of the new year. Illustrating the strength of the surge, the Fund gained more than 10% in December. The Fund gave back some of its gain in January, though, as inflation worries resurfaced, sending the market into retreat.

Clearly driving the Fund's performance during the six months were technology and telecommunications stocks, which made up nearly half of the portfolio at times. The main areas of emphasis were semiconductors, software, networking and wireless communications, with IBM, Cisco Systems, Microsoft and JDS Uniphase among the largest and more productive holdings. Among other sectors, retailing, highlighted by Wal-Mart, also made a good contribution.

I made only minor changes to the portfolio during the period. Late in 1999, I reduced the technology exposure somewhat, given the rapid and substantial run-up in stock prices in that sector. Concurrently, I added a small amount of commodity-related stocks in the paper and chemical areas, which I believe could benefit from the ongoing strength of the economy.

As the second half of the fiscal year begins, it's clear that investors are keeping a close eye on inflation and the Federal Reserve Board. Should the Fed decide in the months ahead to raise short-term interest rates substantially to keep inflation at bay, I think stocks will find it difficult to maintain a sustained advance. Still, assuming the economy and corporate profits remain healthy, I think the longer-term outlook for the market continues to be positive.


Gordon M. Fines

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                      $34.61
July 31, 1999                                                      $31.21
Increase                                                           $ 3.40

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                        $ 0.05
From capital gains                                                 $ 2.06
Total distribution                                                 $ 2.11

Total return*                                                     +17.55%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                      $33.75
July 31, 1999                                                      $30.54
Increase                                                           $ 3.21

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                        $   --
From capital gains                                                 $ 2.06
Total distribution                                                 $ 2.06

Total return*                                                     +17.10%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                      $34.65
July 31, 1999                                                      $31.24
Increase                                                           $ 3.41

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                        $ 0.09
From capital gains                                                 $ 2.06
Total distribution                                                 $ 2.15

Total return*                                                     +17.65%**

 *Returns do not include  sales load,  the  prospectus  discusses the effect of sales  charges,  if  any,  on the  various  classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                  Percent                  Value
                              (of net assets)      (as of Jan. 31, 2000)
 Cisco Systems                     5.46%              $1,532,999,999
 JDS Uniphase                      4.36                1,223,625,000
 General Electric                  3.57                1,000,312,500
 Wal-Mart Stores                   3.55                  996,450,000
 Exxon Mobil                       2.98                  835,000,000
 Microsoft                         2.79                  783,000,000
 Texas Instruments                 2.77                  776,700,000
 Intel                             2.47                  692,562,500
 Citigroup                         2.38                  666,275,000
 EMC                               2.28                  639,000,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart


                           The 10 holdings listed here
                           make up 32.61% of net assets

Financial Statements

Statement of assets and liabilities
AXP New Dimensions Fund, Inc.

Jan. 31, 2000 (Unaudited)

Assets
Investments in Growth Trends Portfolio (Note 1)                                      $28,023,690,752
                                                                                     ---------------
Liabilities
Accrued distribution fee                                                                     792,913
Accrued service fee                                                                           50,322
Accrued transfer agency fee                                                                  185,589
Accrued administrative services fee                                                           66,093
Other accrued expenses                                                                     1,757,431
                                                                                           ---------
Total liabilities                                                                          2,852,348
                                                                                           ---------
Net assets applicable to outstanding capital stock                                   $28,020,838,404
                                                                                     ===============
Represented by
Capital stock-- $.01 par value (Note 1)                                              $     8,134,259
Additional paid-in capital                                                            15,525,989,394
Excess of distributions over net investment income                                        (2,402,794)
Accumulated net realized gain (loss)                                                     849,600,307
Unrealized appreciation (depreciation) on investments
and on translation of assets and liabilities in foreign currencies                    11,639,517,238
                                                                                      --------------
Total -- representing net assets applicable to outstanding capital stock             $28,020,838,404
                                                                                     ===============
Net assets applicable to outstanding shares:             Class A                     $16,494,860,954
                                                         Class B                     $ 5,454,386,807
                                                         Class Y                     $ 6,071,590,643
Net asset value per share of outstanding capital stock:  Class A shares  476,591,186 $         34.61
                                                         Class B shares  161,605,177 $         33.75
                                                         Class Y shares  175,229,501 $         34.65
                                                                         ----------- ---------------

See accompanying notes to financial statements.

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

Statement of operations
AXP New Dimensions Fund, Inc.

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                $   67,206,775
Interest                                                                     74,918,257
                                                                             ----------
Total income                                                                142,125,032
                                                                            -----------
Expenses (Note 2):
Expenses allocated from Growth Trends Portfolio                              67,026,977
Distribution fee
   Class A                                                                   18,742,561
   Class B                                                                   23,665,670
Transfer agency fee                                                          12,143,637
Incremental transfer agency fee
   Class A                                                                      744,914
   Class B                                                                      564,210
Service fee - Class Y                                                         2,915,264
Administrative services fees and expenses                                     3,803,483
Compensation of board members                                                    15,107
Registration fees                                                               661,031
Printing and postage                                                            804,656
Audit fees                                                                        5,375
Other                                                                            39,422
                                                                                 ------
Total expenses                                                              131,132,307
   Earnings credits on cash balances (Note 2)                                  (322,767)
                                                                               --------
Total net expenses                                                          130,809,540
                                                                            -----------
Investment income (loss) -- net                                              11,315,492
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                  1,245,122,344
   Foreign currency transactions                                                513,759
                                                                                -------
Net realized gain (loss) on investments                                   1,245,636,103
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies      2,869,191,241
                                                                          -------------
Net gain (loss) on investments and foreign currencies                     4,114,827,344
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $4,126,142,836
                                                                         ==============

See accompanying notes to financial statements.

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
Statements of changes in net assets
AXP New Dimensions Fund, Inc.

                                                                      Jan. 31, 2000    July 31, 1999
                                                                    Six months ended     Year ended
                                                                       (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $    11,315,492    $    27,821,947
Net realized gain (loss) on investments                               1,245,636,103      1,168,262,746
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies  2,869,191,241      2,457,961,767
                                                                      -------------      -------------
Net increase (decrease) in net assets resulting from operations       4,126,142,836      3,654,046,460
                                                                      -------------      -------------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (26,060,041)       (23,096,526)
      Class Y                                                           (15,301,630)       (12,552,823)
   Net realized gain
      Class A                                                          (916,264,494)      (657,559,948)
      Class B                                                          (304,276,930)      (175,255,810)
      Class Y                                                          (339,490,042)      (277,045,972)
                                                                       ------------       ------------
Total distributions                                                  (1,601,393,137)    (1,145,511,079)
                                                                     --------------     --------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                            1,848,917,737      3,097,924,731
   Class B shares                                                       858,721,011      1,363,120,583
   Class Y shares                                                       903,789,643      1,705,978,208
Reinvestment of distributions at net asset value
   Class A shares                                                       881,328,340        644,363,259
   Class B shares                                                       302,303,080        174,209,631
   Class Y shares                                                       354,791,672        289,598,795
Payments for redemptions
   Class A shares                                                    (1,292,197,676)    (2,230,078,175)
   Class B shares (Note 2)                                             (228,041,036)      (375,914,018)
   Class Y shares                                                    (1,285,009,103)    (1,675,328,217)
                                                                     --------------     --------------
Increase (decrease) in net assets from capital share transactions     2,344,603,668      2,993,874,797
                                                                      -------------      -------------
Total increase (decrease) in net assets                               4,869,353,367      5,502,410,178
Net assets at beginning of period                                    23,151,485,037     17,649,074,859
                                                                     --------------     --------------
Net assets at end of period                                         $28,020,838,404    $23,151,485,037
                                                                    ===============    ===============
Undistributed (excess of distributions over) net investment income  $    (2,402,794)   $    27,643,385
                                                                    ---------------    ---------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP New Dimensions Fund, Inc.

(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The level of distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Growth Trends Portfolio
The Fund invests all of its assets in the Growth Trends Portfolio (the Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2000, was 99.90%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultant's fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $48,737,820 for Class A and $3,191,282 for Class B for the six months ended Jan. 31, 2000.

During the six months ended Jan. 31, 2000, the Fund's transfer agency fees were reduced by $322,767 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended Jan. 31, 2000
                                         Class A        Class B        Class Y
Sold                                   55,818,882     26,557,008     27,180,090
Issued for reinvested distributions    24,950,358      8,772,856     10,042,221
Redeemed                              (38,978,781)    (6,996,446)   (38,454,742)
                                      -----------     ----------    -----------
Net increase (decrease)                41,790,459     28,333,418     (1,232,431)

                                                Year ended July 31, 1999
                                        Class A         Class B        Class Y
Sold                                  107,182,712     47,756,570     58,545,517
Issued for reinvested distributions    22,657,820      6,230,043     10,176,712
Redeemed                              (77,704,800)   (13,220,315)   (57,874,099)
                                      -----------    -----------    -----------
Net increase (decrease)                52,135,732     40,766,298     10,848,130


4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2000.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended July, 31

Per share income and capital changesa

                                                                    Class A

                                                  2000b     1999      1998       1997       1996c

Net asset value, beginning of period            $31.21    $27.59    $25.69     $18.54     $17.24

Income from investment operations:
Net investment income (loss)                      (.02)      .06       .13        .15        .17

Net gains (losses) (both realized and unrealized) 5.53      5.31      3.67       7.80       1.88

Total from investment operations                  5.51      5.37      3.80       7.95       2.05

Less distributions:
Dividends from net investment income              (.05)     (.06)     (.17)      (.13)      (.15)

Distributions from realized gains                (2.06)    (1.69)    (1.73)      (.67)      (.60)

Total distributions                              (2.11)    (1.75)    (1.90)      (.80)      (.75)

Net asset value, end of period                  $34.61    $31.21    $27.59     $25.69     $18.54

Ratios/supplemental data
Net assets, end of period (in millions)        $16,495   $13,568   $10,559     $8,663     $5,626

Ratio of expenses to average daily net assetse    .93%d     .86%      .82%       .91%       .94%d

Ratio of net investment income (loss)
to average daily net assets                       .19%d     .24%      .55%       .73%       .78%d

Portfolio turnover rate
(excluding short-term securities)                  16%       34%       38%        32%        41%

Total returnf                                   17.55%    20.04%    16.19%     43.81%     12.18%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 2000 (Unaudited).
c The Fund's fiscal year-end was changed from Sept. 30, to July 31, effective
  1996.
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.

Fiscal period ended July, 31

Per share income and capital changesa

                                                   Class B                                     Class Y

                                    2000b   1999    1998    1997    1996c       2000b   1999    1998    1997    1996c

Net asset value,
beginning of period               $30.54  $27.19  $25.38  $18.38  $17.18      $31.24  $27.62  $25.72  $18.56  $17.26

Income from investment operations:
Net investment income (loss)         .13    (.10)     --    (.02)    .03        (.01)    .09     .15     .18     .19

Net gains (losses) (both
realized and unrealized)            5.14    5.14    3.57    7.73    1.88        5.57    5.30    3.68    7.81    1.88

Total from investment
operations                          5.27    5.04    3.57    7.71    1.91        5.56    5.39    3.83    7.99    2.07

Less distributions:
Dividends from net
investment income                     --      --    (.03)   (.04)   (.11)       (.09)   (.08)   (.20)   (.16)   (.17)

Distributions from
realized gains                     (2.06)  (1.69)  (1.73)   (.67)   (.60)      (2.06)  (1.69)  (1.73)   (.67)   (.60)

Total distributions                (2.06)  (1.69)  (1.76)   (.71)   (.71)      (2.15)  (1.77)  (1.93)   (.83)   (.77)

Net asset value,
end of period                     $33.75  $30.54  $27.19  $25.38  $18.38      $34.65  $31.24  $27.62  $25.72  $18.56

Ratios/supplemental data
Net assets, end of period
(in millions)                     $5,454  $4,070  $2,515  $1,552    $593      $6,072  $5,513  $4,575  $3,745  $2,340

Ratio of expenses to average
daily net assetse                  1.69%d  1.63%   1.58%   1.67%   1.71%d       .76%d   .77%    .75%    .76%    .77%d

Ratio of net investment
income (loss) to average
daily net assets                   (.58%)d (.53%)  (.23%)  (.02%)   .01%d       .36%d   .33%    .62%    .88%    .95%d

Portfolio turnover rate (excluding
short-term securities)               16%     34%     38%     32%     41%         16%     34%     38%     32%     41%

Total returnf                     17.10%  19.13%  15.31%  42.72%  11.47%      17.65%  20.12%  16.28%  44.02%  12.34%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 2000 (Unaudited).
c The Fund's fiscal year-end was changed from Sept. 30, to July 31, effective
  1996.
d Adjusted to an annual basis.
e Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.

Financial Statements
Statement of assets and liabilities Growth Trends Portfolio

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $16,421,093,529)                                                 $28,074,942,827
Dividends and accrued interest receivable                                                  7,034,600
Receivable for investment securities sold                                                147,032,128
U.S. government securities held as collateral (Note 4)                                    44,366,529
Other prepaid assets                                                                         157,220
                                                                                             -------
Total assets                                                                          28,273,533,304
                                                                                      --------------
Liabilities
Disbursements  in  excess  of cash on  demand  deposit                                    13,425,425
Payable for investment securities purchased                                               58,937,098
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 5)         602,720
Payable upon return of securities loaned (Note 4)                                        146,984,629
Accrued investment management services fee                                                 1,169,826
Other accrued expenses                                                                        30,461
                                                                                              ------
Total liabilities                                                                        221,150,159
                                                                                         -----------
Net assets                                                                           $28,052,383,145
                                                                                     ===============

See accompanying notes to financial statements.

Statement of operations Growth Trends Portfolio

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                $   67,276,585
Interest                                                                     74,897,735
                                                                             ----------
Total income                                                                142,174,320
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                           66,450,613
Compensation of board members                                                    27,248
Custodian fees                                                                  497,617
Audit fees                                                                       16,125
Other                                                                           108,330
                                                                                -------
Total expenses                                                               67,099,933
   Earnings credits on cash balances (Note 2)                                    (3,414)
                                                                                 ------
Total net expenses                                                           67,096,519
                                                                             ----------
Investment income (loss) -- net                                              75,077,801
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                         1,246,489,186
   Foreign currency transactions                                                514,641
                                                                                -------
Net realized gain (loss) on investments                                   1,247,003,827
Net change in unrealized appreciation (depreciation) on investments
and on translation of assets and liabilities in foreign currencies        2,872,085,268
                                                                          -------------
Net gain (loss) on investments and foreign currencies                     4,119,089,095
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $4,194,166,896
                                                                         ==============

See accompanying notes to financial statements.

Statements of changes in net assets Growth Trends Portfolio

                                                                      Jan. 31, 2000     July 31, 1999
                                                                    Six months ended      Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                      $    75,077,801    $   113,693,386
Net realized gain (loss) on investments                               1,247,003,827      1,170,021,836
Net change in unrealized appreciation (depreciation) on investments
and on translation of assets and liabilities in foreign currencies    2,872,085,268      2,460,250,976
                                                                      -------------      -------------
Net increase (decrease) in net assets resulting from operations       4,194,166,896      3,743,966,198
Net contributions (withdrawals) from partners                           680,431,082      1,762,819,530
                                                                        -----------      -------------
Total increase (decrease) in net assets                               4,874,597,978      5,506,785,728
Net assets at beginning of period                                    23,177,785,167     17,670,999,439
                                                                     --------------     --------------
Net assets at end of period                                         $28,052,383,145    $23,177,785,167
                                                                    ===============    ===============

See accompanying notes to financial statements.

Notes to Financial Statements
Growth Trends Portfolio (Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.49% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $1,675,103 for the six months ended Jan. 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2000, the Portfolio's custodian fees were reduced by $3,414 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,862,756,502 and $3,736,668,165 respectively, for the six months ended Jan. 31, 2000. For the same year, the portfolio turnover rate was 16%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $813,421 for the six months ended Jan. 31, 2000.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 2000, securities valued at $147,925,900 were on loan to brokers. For collateral, the Portfolio received $102,618,100 in cash and U.S. government securities valued at $44,366,529. Income from securities lending amounted to $246,398 for the six months ended Jan. 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. FOREIGN CURRENCY CONTRACTS
As of Jan. 31, 2000, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:


Exchange date     Currency to      Currency to        Unrealized    Unrealized
                 be delivered      be received      appreciation   depreciation

Feb. 29, 2000      22,029,212       21,956,755           $--          $602,720
                  U.S. Dollar  European Monetary Unit
Total                                                    $--          $602,720


Investments in Securities

Growth Trends Portfolio
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (89.5%)
Issuer                                                      Shares            Value(a)

Aerospace & defense (0.7%)
Honeywell Intl                                             3,100,000       $148,800,000
United Technologies                                        1,000,000         52,937,500
Total                                                                       201,737,500

Airlines (1.1%)
AMR                                                        2,000,000(b)     107,625,000
Southwest Airlines                                        12,000,000        191,250,000
Total                                                                       298,875,000

Banks and savings & loans (2.4%)
State Street                                               2,500,000        200,468,750
Wells Fargo                                               11,500,000        460,000,000
Total                                                                       660,468,750

Beverages & tobacco (0.4%)
Coca-Cola                                                  2,000,000        114,875,000

Communications equipment & services (4.6%)
Lucent Technologies                                        6,000,000        331,500,000
Motorola                                                   4,200,000        574,350,000
Nokia Oyj ADR Cl A                                         1,000,000(c)     183,000,000
Tellabs                                                    3,600,000(b)     194,400,000
Total                                                                     1,283,250,000

Computers & office equipment (19.7%)
America Online                                             6,600,000(b)     375,787,500
Automatic Data Processing                                  2,885,000        136,857,188
BMC Software                                               2,800,000(b,e)   106,050,000
Cisco Systems                                             14,000,000(b)   1,532,999,999
EMC                                                        6,000,000(b)     639,000,000
Hewlett-Packard                                            1,500,000        162,375,000
Intl Business Machines                                     5,000,000        560,937,500
Microsoft                                                  8,000,000(b)     783,000,000
Novell                                                     8,000,000(b)     267,000,000
Oracle                                                     3,300,000(b)     164,845,313
Solectron                                                  6,287,200(b)     456,607,900
Sun Microsystems                                           2,000,000(b)     157,125,000
Yahoo!                                                       700,000(b)     225,443,750
Total                                                                     5,568,029,150

Electronics (13.7%)
Agilent Technologies                                       1,100,000(b)      72,806,250
Applied Materials                                          2,000,000(b)     274,500,000
Corning                                                    3,700,000        570,725,000
Intel                                                      7,000,000        692,562,500
JDS Uniphase                                               6,000,000(b)   1,223,625,000
Teradyne                                                   3,600,000(b)     233,100,000
Texas Instruments                                          7,200,000        776,700,000
Total                                                                     3,844,018,750

Energy (3.3%)
Chevron                                                    1,000,000         83,562,500
Exxon Mobil                                               10,000,000        835,000,000
Total                                                                       918,562,500

Energy equipment & services (0.4%)
Halliburton                                                3,500,000        126,000,000

Financial services (5.5%)
Citigroup                                                 11,600,000        666,275,000
Kansas City Southern Inds                                  2,000,000        138,375,000
MBNA                                                      10,000,000        252,500,000
Morgan Stanley, Dean Witter, Discover & Co                 7,200,000        477,000,000
Schwab (Charles)                                             250,000          9,015,625
Total                                                                     1,543,165,625

Health care (5.4%)
Bristol-Myers Squibb                                       7,300,000        481,800,000
Johnson & Johnson                                          1,000,000         86,062,500
Medtronic                                                  7,200,000        329,400,000
Pfizer                                                     6,200,000        225,525,000
Schering-Plough                                            4,300,000        189,200,000
Warner-Lambert                                             2,200,000        208,862,500
Total                                                                     1,520,850,000

Health care services (1.0%)
Cardinal Health                                            5,600,000        267,750,000

Household products (0.8%)
Colgate-Palmolive                                          4,016,000        237,948,000

Industrial equipment & services (0.5%)
Illinois Tool Works                                        2,400,000        140,400,000

Insurance (1.4%)
American Intl Group                                        3,800,000        395,675,000

Leisure time & entertainment (1.7%)
Time Warner                                                6,000,000        479,625,000

Media (5.3%)
CBS                                                        9,400,000(b)     548,137,500
Clear Channel Communications                               2,000,000(b)     172,750,000
Comcast Special Cl A                                       6,000,000        276,000,000
Gannett                                                    6,900,000        479,550,000
Total                                                                     1,476,437,500

Multi-industry conglomerates (4.6%)
General Electric                                           7,500,000      1,000,312,500
Tyco Intl                                                  7,000,000(c)     299,250,000
Total                                                                     1,299,562,500

Paper & packaging (0.5%)
Intl Paper                                                 3,000,000        142,875,000

Restaurants & lodging (0.6%)
Marriott Intl Cl A                                         5,000,000        155,312,500

Retail (9.5%)
Costco Wholesale                                           9,000,000(b)     440,437,500
Home Depot                                                 9,000,000        509,625,000
Safeway                                                    8,000,000(b)     305,500,000
Target                                                     6,200,000(b)     409,587,500
Wal-Mart Stores                                           18,200,000        996,450,000
Total                                                                     2,661,600,000

Transportation (0.2%)
United Parcel Service                                        728,800         43,363,600

Utilities -- gas (1.7%)
El Paso Energy                                             5,300,000        170,925,000
Enron                                                      4,610,000        310,886,875
Total                                                                       481,811,875

Utilities -- telephone (4.5%)
AT&T                                                       2,500,000        131,875,000
Bell Atlantic                                              2,600,000        161,037,500
BellSouth                                                  3,400,000        160,012,500
Equant                                                       600,000         61,185,774
MCI WorldCom                                               9,000,000(b)     413,437,500
U S WEST Communications Group                              2,300,000        152,950,000
Vodafone AirTouch ADR                                      3,000,000(c,e)   168,000,000
Total                                                                     1,248,498,274

Total common stocks
(Cost: $13,456,149,384)                                                 $25,110,691,524


See accompanuing notes to investments in securities.

Short-term securities (10.6%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U. S. government agencies (0.9%)
Federal Home Loan Bank Disc Nts
   03-08-00                                    5.64%      $9,100,000         $9,046,034
   04-14-00                                    5.76       20,100,000         19,855,405
Federal Home Loan Mtge Corp Disc Nts
   02-08-00                                    5.61       19,500,000         19,473,695
   02-11-00                                    5.57       18,800,000         18,763,810
   02-17-00                                    5.63       10,000,000          9,969,762
   03-07-00                                    5.63        4,800,000          4,772,400
   03-21-00                                    5.85       11,000,000         10,911,389
   03-29-00                                    5.73       50,000,000         49,523,111
Federal Natl Mtge Assn Disc Nts
   02-24-00                                    5.59       18,900,000         18,818,016
   02-24-00                                    5.60       20,400,000         20,311,510
   02-24-00                                    5.65        3,700,000          3,683,950
   03-02-00                                    5.63       14,600,000         14,526,524
   03-02-00                                    5.64       21,500,000         21,391,800
   03-02-00                                    5.67       14,200,000         14,128,537
   03-09-00                                    5.85       11,000,000         10,931,904
Total                                                                       246,107,847

Commercial paper (9.5%)
Abbey Natl North America
   03-16-00                                    5.98       20,400,000         20,250,192
   04-10-00                                    5.90       15,400,000         15,222,729
AEGON Funding Corp
   04-24-00                                    5.95       10,500,000(d)      10,356,185
Alcoa
   02-17-00                                    5.65       26,300,000         26,230,078
   02-18-00                                    5.94       20,000,000         19,934,934
   04-25-00                                    5.96       20,000,000         19,722,333
American General Finance
   02-03-00                                    5.96       10,000,000          9,995,033
   02-18-00                                    6.02        5,000,000          4,985,000
ANZ (Delaware)
   02-22-00                                    5.85       10,000,000          9,961,500
   03-09-00                                    5.76       28,100,000         27,930,037
   04-18-00                                    5.90        5,000,000          4,933,733
Associates Corp North America
   02-11-00                                    6.03        7,600,000          7,586,020
AT&T
   02-07-00                                    6.06        4,000,000          3,995,294
   02-11-00                                    5.93       20,000,000         19,962,635
   03-06-00                                    5.73       16,400,000         16,309,116
   03-17-00                                    5.79       30,300,000         30,068,880
   03-24-00                                    5.75       23,600,000         23,391,156
Bank One Canada
   02-08-00                                    5.94       13,900,000         13,881,250
   02-15-00                                    5.72       28,000,000         27,933,382
Barclays U.S. Funding
   02-09-00                                    5.63       25,700,000         25,663,891
   02-14-00                                    5.63       46,200,000         46,099,026
   02-15-00                                    5.63        9,600,000          9,577,520
   02-29-00                                    5.70       30,000,000         29,862,974
Bayer
   03-22-00                                    5.74       31,600,000(d)      31,339,456
Bear Stearns
   02-15-00                                    5.99        5,000,000          4,987,083
   02-28-00                                    5.99        5,000,000          4,976,666
   04-18-00                                    5.89        8,500,000          8,390,973
Bell Atlantic Finance Services
   03-01-00                                    5.72       24,700,000         24,582,879
   03-13-00                                    5.75       25,600,000         25,429,461
Bell Atlantic Network Funding
   02-28-00                                    5.64       16,400,000         16,328,313
   02-29-00                                    5.70       17,000,000         16,922,353
   03-06-00                                    5.83       10,200,000         10,142,483
   03-08-00                                    5.73       22,200,000         22,069,944
   03-13-00                                    5.77        9,600,000          9,535,824
   03-16-00                                    5.82       25,500,000         25,315,763
BellSouth Capital Funding
   02-08-00                                    5.81       26,900,000(d)      26,863,713
   02-23-00                                    6.06       21,400,000         21,312,452
BMW US Capital
   02-14-00                                    6.01       19,100,000         19,055,432
   02-16-00                                    6.08       24,200,000         24,134,819
CAFCO
   02-02-00                                    6.02       27,100,000(d)      27,090,922
   02-03-00                                    6.00       25,000,000(d)      24,987,231
   03-17-00                                    5.79       30,000,000(d)      29,779,583
   03-28-00                                    5.85       18,000,000(d)      17,834,700
   04-03-00                                    5.84       23,600,000(d)      23,355,504
Ciesco LP
   02-01-00                                    6.00       25,200,000(d)      25,195,800
   02-14-00                                    6.06       11,700,000(d)      11,671,789
   02-16-00                                    6.19       30,000,000         29,917,732
   04-19-00                                    5.93       24,100,000         23,790,616
CIT Group Holdings
   03-03-00                                    5.66       27,800,000         27,660,875
Coca-Cola
   02-07-00                                    6.03        5,300,000          5,293,796
Corporate Receivables
   02-01-00                                    6.00       30,000,000(d)      29,994,999
   02-07-00                                    5.88       14,400,000(d)      14,383,003
   02-23-00                                    6.13       14,200,000(d)      14,141,908
   03-14-00                                    5.81        5,000,000(d)       4,965,540
   04-04-00                                    5.89       28,000,000(d)      27,709,795
CXC
   02-04-00                                    6.00       20,000,000(d)      19,986,160
   03-14-00                                    5.81        5,000,000(d)       4,965,540
   03-21-00                                    5.80       22,900,000(d)      22,717,118
   03-22-00                                    5.80       24,700,000(d)      24,498,798
   04-17-00                                    5.93       20,000,000(d)      19,746,756
Daimler/Chrysler
   02-02-00                                    5.97       18,400,000         18,393,836
Delaware Funding
   02-18-00                                    5.72       26,100,000(d)      26,025,614
   03-08-00                                    5.76       25,700,000(d)      25,548,647
   03-15-00                                    5.79       26,500,000(d)      26,313,763
   03-20-00                                    5.83       28,000,000(d)      27,779,715
   03-24-00                                    5.80       24,900,000         24,689,214
Deutsche Bank Financial
   02-07-00                                    5.82        1,700,000          1,697,993
   03-24-00                                    5.80        7,000,000          6,938,055
   04-06-00                                    5.87        9,300,000          9,199,064
Dresdner US Finance
   03-14-00                                    5.78       15,100,000         14,996,382
   03-20-00                                    5.77        1,200,000          1,190,527
Duke Energy
   02-25-00                                    6.08        4,300,000          4,281,934
Electronic Data Systems
   02-28-00                                    5.91       34,000,000(d)      33,841,330
Emerson Electric
   02-16-00                                    6.02        9,800,000          9,772,560
Falcon Asset
   02-04-00                                    5.88       11,900,000(d)      11,891,765
   03-09-00                                    5.79       25,900,000(d)      25,742,800
   03-10-00                                    5.81       15,300,000(d)      15,204,362
   03-13-00                                    5.99       22,000,000(d)      21,851,133
   03-27-00                                    5.82       17,900,000(d)      17,739,337
Fleet Funding
   02-10-00                                    5.86       20,000,000(d)      19,965,554
   02-10-00                                    5.96       24,755,000(d)      24,712,363
   03-14-00                                    5.79       23,800,000(d)      23,636,540
   03-16-00                                    5.79       21,300,000(d)      21,146,906
   03-21-00                                    5.80       26,958,000(d)      26,740,837
GMAC
   02-25-00                                    5.67       37,500,000         37,352,860
   02-25-00                                    5.67        9,600,000          9,562,332
   02-28-00                                    5.66        7,500,000          7,467,099
Goldman Sachs Group
   02-03-00                                    5.96       23,300,000         23,288,099
   02-10-00                                    5.99       20,000,000         19,966,232
GTE Funding
   02-15-00                                    6.02       18,200,000         18,152,981
   02-22-00                                    6.00        9,050,000          9,015,158
   02-24-00                                    6.01       17,500,000         17,424,089
Heinz (HJ)
   02-23-00                                    5.65       21,000,000         20,924,464
   02-28-00                                    5.65       17,600,000         17,522,931
Intl Lease Finance
   02-11-00                                    5.81        7,100,000          7,086,333
Merrill Lynch
   02-11-00                                    5.94       20,900,000         20,859,768
   03-01-00                                    5.73       15,600,000         15,525,900
Morgan Stanley, Dean Witter, Discover & Co
   03-23-00                                    5.76       25,300,000         25,083,823
   03-27-00                                    5.76       28,400,000         28,142,883
   03-28-00                                    5.78       16,200,000         16,050,717
Natl Australia Finance (Delaware)
   02-01-00                                    5.94        5,000,000          4,999,175
   02-02-00                                    5.95       20,000,000(d)      19,993,389
   02-04-00                                    5.94       10,000,000          9,993,400
   02-09-00                                    6.01       19,600,000         19,570,599
Natl Rural Utilities
   03-13-00                                    5.80        8,400,000          8,343,160
   03-23-00                                    6.01       10,300,000         10,211,991
   03-29-00                                    6.06        3,700,000          3,664,710
Northern States Power
   02-09-00                                    5.87        8,400,000          8,387,190
Pacific Gas & Electric
   02-10-00                                    5.92       20,750,000         20,714,262
   02-24-00                                    5.77        7,600,000          7,570,867
Pfizer
   02-02-00                                    6.00        5,000,000(d)       4,998,333
   02-11-00                                    6.11       23,800,000(d)      23,755,638
Preferred Receivables
   02-22-00                                    5.70       26,000,000(d)      25,909,750
   03-03-00                                    5.77       27,800,000(d)      27,658,157
   03-08-00                                    5.77       23,600,000(d)      23,460,773
   03-10-00                                    5.79       22,600,000(d)      22,459,220
   03-15-00                                    5.79       26,400,000(d)      26,213,496
Procter & Gamble
   03-02-00                                    5.71       15,800,000         15,722,720
   03-15-00                                    5.77       16,100,000         15,987,246
Salomon Smith Barney
   02-18-00                                    5.94       14,300,000         14,253,477
   02-22-00                                    5.97        5,000,000          4,980,750
SBC Communications
   02-28-00                                    5.73       13,200,000(d)      13,141,480
SBC Communications Capital
   02-08-00                                    5.84       10,000,000          9,987,044
Sheffield Receivables
   02-04-00                                    6.01       16,100,000(d)      16,088,896
   02-07-00                                    5.97       25,000,000(d)      24,970,492
   02-09-00                                    5.94       23,700,000(d)      23,663,856
   02-22-00                                    5.75       28,400,000(d)      28,300,550
   03-22-00                                    5.85       24,500,000(d)      24,298,692
Societe Generale North America
   04-14-00                                    5.87       22,500,000         22,226,200
Sysco
   02-07-00                                    5.86       16,900,000(d)      16,880,052
Toyota Motor Credit
   02-07-00                                    6.05       10,000,000          9,988,255
UBS Finance (Delaware)
   02-08-00                                    5.66       22,600,000         22,571,622
   03-10-00                                    5.76       15,100,000         15,002,517
Variable Funding Capital
   02-17-00                                    5.72       22,600,000(d)      22,539,167
   03-07-00                                    5.78       23,900,000(d)      23,762,575
   03-07-00                                    5.80       11,800,000(d)      11,731,913
   03-16-00                                    5.79       11,900,000(d)      11,812,612
   04-06-00                                    5.90       25,000,000(d)      24,728,667
   04-07-00                                    5.92       22,100,000(d)      21,856,507
Windmill Funding
   02-03-00                                    5.98       17,200,000(d)      17,191,215
   02-14-00                                    5.71       15,500,000(d)      15,465,640
   02-25-00                                    5.72       25,000,000(d)      24,901,040
   03-06-00                                    5.79       25,000,000(d)      24,860,000
   03-10-00                                    5.80       19,900,000(d)      19,771,529
   03-20-00                                    6.15       25,000,000         24,802,639
Total                                                                     2,657,483,708

Letters of credit (0.2%)
Bank of America-
AES Hawaii
   02-25-00                                    5.67       30,000,000         29,882,289
   03-24-00                                    5.79       16,100,000         15,957,526
   04-13-00                                    5.89       15,000,000         14,819,933
Total                                                                        60,659,748

Total short-term securities
(Cost: $2,964,944,145)                                                   $2,964,251,303

Total investments in securities
(Cost: $16,421,093,529)(f)                                              $28,074,942,827


See  accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2000, the value of foreign securities represented 2.32% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At Jan. 31, 2000, the cost of securities for federal income tax purposes was approximately $16,421,094,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                $11,825,546,000
Unrealized depreciation                                   (171,697,000)
                                                          ------------
Net unrealized appreciation                            $11,653,849,000

American Express(R) Funds

AXP New Dimensions Fund
200 AXP Finanacial Center
Minneapolis, MN 55747

TICKER SYMBOL
Calss A:INNDX   Class B:INDBX   Class Y:IDNYX


                                                            PRSRT STD AUTO
                                                              U.S. POSTAGE
                                                                  PAID
                                                              SPENCER, IA
                                                             PERMIT NO. 85


                                                             S-6441 P (3/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                            AMERICAN EXPRESS